FINANCIAL INSTRUMENTS - Deposits and debt investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Related party transactions
Balance due from related parties	$ 5,028	$ 21,478
Related party debt repaid	$ 16,468	$ 189	$ (10,436)
Credit risk | Related parties engaged in solar industry in China and overseas
Related party transactions
Number of related parties | item	1	2
Balance due from related parties	$ 4,700	$ 19,900
Percentage of total due from related parties	92.60%	92.80%
Related party debt repaid	$ 14,900